DISAGGREGATION OF REVENUE (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by geography, based on management’s assessment of available data:

	Six Months ended September 30,
	2022	2023	2023
	HKD	HKD	USD

Hong Kong	$5,924,582	$4,479,661	$574,316
Singapore	275,984	598,261	76,700

Total:	$6,200,566	$5,077,922	$651,016

The following tables present the Company’s revenue disaggregated by geographical location, based on management’s assessment of available data:

	Years ended March 31,
	2022	2023	2023
	HKD	HKD	USD

Hong Kong	$13,914,277	$12,754,130	$1,635,145
Singapore	301,822	881,475	113,009

Total:	$14,216,099	$13,635,605	$1,748,154